PROPERTY AND EQUIPMENT (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation	$ 1,654	$ 1,184